DISCONTINUED OPERATIONS (Schedule of Results of Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Administrative expense		¥ (6,204)	¥ (4,519)	¥ (3,577)
Impairment loss on property, plant and equipment				(7,542)
OPERATING LOSS		(6,204)	(4,519)	(3,577)
Finance costs		(14)	(1)	(2)
Interest income		39	75	164
Loss for the year from discontinued operations, net of tax		¥ (23,817)	(18,591)	(36,176)
Discontinued operation of Wuhu Feishang [Member]
Disclosure of subsidiaries [line items]
Revenue				18,342
Cost of sales				(31,936)
Gross profit				(13,594)
Selling expenses			(23)	(31)
Administrative expense	(991)		(6,588)	(14,487)
Losses arising from temporary suspension of production	(641)		(4,073)	(830)
Reversal of write-down of inventories to net realizable value			1,744	5,474
Impairment loss on property, plant and equipment				(7,542)
Other operating income	61		393	412
OPERATING LOSS	(1,571)		(8,547)	(30,598)
Finance costs	(30)		(258)	(422)
Interest income	9		119	892
Non-operating expense, net	230		(2,267)	(106)
LOSS BEFORE INCOME TAX	(1,362)		(10,953)	(30,234)
Loss for the year from discontinued operations, net of tax	(1,362)		(10,953)	(30,234)
Gain on disposal of Wuhu Feishang	12,340
(Loss)/Profit for the period	¥ 10,978		¥ (10,953)	¥ (30,234)